Deposits	9 Months Ended
Jul. 31, 2025
Deposits [Abstract]
Deposits
NOTE 9: DEPOSITS
Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal, which primarily include business and government
chequing accounts. Notice deposits are those for which the Bank can legally require notice prior to withdrawal,

which include both savings and chequing
accounts. Term

deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period, with terms ranging from one day to ten years and generally include fixed term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount
of term deposits in denominations of $100,000 or more as at July 31, 2025, was $ 523 billion (October 31, 2024 – $
546

billion).
Deposits
(millions of Canadian dollars) As at
July 31 October 31
By Type By Country 2025 2024
Demand Notice Term 1 Canada United States International Total Total
Personal $ 23,531 $ 489,462 $ 137,192 $ 350,531 $ 299,654 $ – $ 650,185 $ 641,667
Banks 15,573 544 17,190 23,974 7,504 1,829 33,307 57,698
Business and government

163,130 194,142 216,158 407,136 154,555 11,739 573,430 569,315
202,234 684,148 370,540 781,641 461,713 13,568 1,256,922 1,268,680
Trading – – 33,102 27,084 4,283 1,735 33,102 30,412
Designated at fair value through
profit or loss
3
– – 194,390 50,845 79,571 63,974 194,390 207,668
Total $ 202,234 $ 684,148 $ 598,032 $ 859,570 $ 545,567 $ 79,277 $ 1,484,414 $ 1,506,760
Non-interest-bearing deposits
included above 4
Canada $ 58,613 $ 58,873
United States 72,881 73,509
International 1 –
Interest-bearing deposits
included above 4
Canada 800,957 781,526
United States
5
472,686 504,896
International 79,276 87,956
Total 2,6 $ 1,484,414 $ 1,506,760
1 Includes $ 99.9

billion (October 31, 2024 – $
97.6

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 64.5

billion relating to covered bondholders (October 31, 2024 – $
75.4

billion).

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $
235.8

million (October 31, 2024 – $
246.0

million) of loan commitments and financial
guarantees designated at FVTPL.

The geographical splits of the deposits are based on the point of origin of the deposits.

Includes $
7.9

billion (October 31, 2024 – $
13.1

billion) of U.S. federal funds deposited and $
6.9

billion (October 31, 2024 – $
36.2

billion) of deposits and advances with the FHLB.

Includes deposits of $
786.6

billion (October 31, 2024 – $
810.2

billion) denominated in U.S. dollars and $
121.6

billion (October 31, 2024 – $
140.7

billion) denominated in other foreign
currencies.